LMCG Global MultiCap Fund
LMCG Global MultiCap Fund
Investment Objective
LMCG Global MultiCap Fund (the "Fund") seeks long term capital appreciation.
Fees and Expenses
This table describes the expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LMCG Global MultiCap Fund		Institutional Shares	Investor Shares
Management Fees	[1]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		16.19%	110.82%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		16.90%	111.78%
Fee Waiver and/or Expense Reimbursement	[1],[3]	(15.99%)	(110.62%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.91%	1.16%
[1]	Expenses have been restated to reflect current fees.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of gross expenses to average net assets given in the financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	LMCG Investments, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 0.90% and 1.15%, respectively, through at least July 31, 2018 (the "Expense Cap"). The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived or reimbursed. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - LMCG Global MultiCap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	93	3,205	5,620	9,551
Investor Shares	118	10,502	10,502	10,502

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of domestic and foreign equity securities of companies in the MSCI All Country World IMI Index (the "Index"). The Fund's investments in foreign securities include common stocks and depositary receipts, including sponsored and unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), of companies of any market capitalization located in developed and emerging market countries. As of June 30, 2017, the market capitalization of companies in the Index ranged from $40 million to $770 billion.

Under normal circumstances, the Fund invests primarily in issuers in the U.S. and foreign developed market countries such as Germany, France, the United Kingdom, Japan and Hong Kong. The location of companies in which the Fund invests may be determined by a company's country of incorporation, the location of the securities exchange on which its securities are principally traded, or where it derives the majority of its revenues.

The Adviser uses fundamental and quantitative analyses to determine the appropriate mix of investments for the Fund. It evaluates portfolio composition, prevailing market conditions, market outlook, and asset class valuations for each of its various equity investment strategies, and then invests the Fund's assets according to a combination of these strategies. The Fund is not limited by a fixed allocation of assets to stocks of either growth or value companies and, depending on the economic environment and judgment of the Adviser, may invest in either growth companies or value companies to the exclusion of the other. This approach seeks to produce excess return (relative to the overall market) for Fund shareholders by capitalizing on the Adviser's active equity portfolio management and global asset allocation capabilities.

Consistent with its investment objective, the Fund intends to invest opportunistically in the various market capitalization segments and to vary its allocations to micro, small, mid and large capitalization companies. The Fund may invest in exchange-traded funds ("ETFs") based on their ability to offer specific sector and style exposure, and 144A securities.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Cash and Cash Equivalents Holdings Risk. To the extent the Fund holds cash and cash equivalents positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund's performance and ability to achieve its investment objective.

Depositary Receipts Risk. ADR and GDR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs and GDRs may not track the price of their underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk. Equity holdings, including common stocks, and sponsored and unsponsored American Depositary Receipts, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Foreign Currency Risk. Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund's investments in foreign securities, which may be determined or quoted in currencies other than the U.S. dollar. This is particularly true when the value of the U.S. dollar is increasing.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new or amended or limited government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, less favorable economic conditions, the imposition or tightening of exchange controls, trade barriers and other protectionist trade policies (including those in the U.S.), other limitations on repatriation of foreign capital or nationalization and/or increased taxation, or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Growth Company Risk. The Fund's investments in growth securities may be more sensitive to company earnings and more volatile than the market in general.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments promptly or at reasonable prices. This may result in a loss to the Fund.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Micro-Cap Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable, and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.

Quantitative Security Selection Risk. To the extent the Adviser uses quantitative techniques to generate investment decisions, its processes and security selection can be adversely affected if it relies on erroneous or outdated data. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies or ETF invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

Restricted Securities Risk. Rule 144A securities are restricted securities and may be less liquid investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell the restricted security when the Adviser considers it desirable to do so and/or may have to sell the security at a lower price. A restricted security that was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Sector Concentration Risk. A "sector" is a broader economic segment that may include many different industries. Sector concentration makes the Fund more susceptible to adverse economic, political or regulatory occurrences affecting the sectors in which the Fund's investments may be concentrated.

Small and Mid Capitalization Company Risk. Investments in small and mid capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Value Investment Risk. The Fund's investments in value securities are subject to the risk that they may remain undervalued for extended periods of time or never realize their full value. Different investment styles may shift in and out of favor, depending on market conditions and investor sentiment.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns for one year and since inception periods compare with a broad measure of market performance. The bar chart below shows the performance of the Institutional Class for the calendar years ended December 31, 2014, 2015 and 2016. Updated performance information is available at www.lmcgfunds.com or by calling (877) 591-4667 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of June 30, 2017 was 10.07%.

During the period shown, the highest return for a quarter was 7.63% for the quarter ended September 30, 2016, and the lowest return was -8.83% for the quarter ended September 30, 2015.

Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Returns - LMCG Global MultiCap Fund	Label	1 Year	Since Inception		Inception Date
Investor Shares	Investor Shares - Return Before Taxes	9.97%	5.60%	[1]	Dec. 18, 2014
Institutional Shares	Institutional Shares - Return Before Taxes	10.33%	5.77%		Sep. 11, 2013
After Taxes on Distributions | Institutional Shares	Institutional Shares - Return After Taxes on Distributions	9.84%	5.17%
After Taxes on Distributions and Sale of Fund Shares | Institutional Shares	Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	6.24%	4.36%
MSCI All Country World IMI Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes; assumes reinvestment of dividends)	MSCI All Country World IMI Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes; assumes reinvestment of dividends)	8.36%	5.37%
[1]	Investor Shares commenced operations on December 18, 2014. Performance for the since inception period is a blended average annual return which include the returns of Institutional Shares (inception date September 11, 2013) prior to the commencement of operations of Investor Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.